Other Expense (Income), Net (Parenthetical) (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Nov. 30, 2018	May 31, 2019	Nov. 27, 2018
Other Income And Expenses [Line Items]
Loss on extinguishment of debt	[1]		$ 3,051
2.25% Convertible Senior Notes
Other Income And Expenses [Line Items]
Debt, interest rate		2.25%		2.25%
Debt instrument redemption period		2018-11
Loss on extinguishment of debt		$ 3,100

[1]	In connection with the redemption of all of our outstanding 2.25% convertible senior notes in November 2018, we recognized a loss of $3.1 million, due to the fair value remeasurement on the date of conversion.